UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 December 31, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199

Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      102

Form 13F Information Table Value Total:                  US $573,678 (thousands)


List of Other Included Managers:

No.      Form 13F File Number            Name
1        028-03222                       John Hancock Advisers, Inc.

                                                                                                              VOTING AUTHORITY
                           Title of  CUSIP      Value     Shares or   SH/  Put/  Investment       Other
Name of Issuer             Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion       Manager  SOLE     SHARED  NONE
ABBOTT LABS                COM       002824100   3,835     68,785     SH         SOLE                       15,980    0      52,805
AFLAC INC COM              COM       001055102  11,120    452,762     SH         SHARED-DEFINED   01       182,337  250     270,175
AIR PRODS & CHEMS INC      COM       009158106   3,331     71,000     SH         SOLE                            0    0      71,000
ALLTEL CORP COM            COM       020039103   5,057     81,925     SH         SHARED-DEFINED   01        48,805  100       33020
AMERICAN HOME PRODS C      COM       026609107  15,791    257,348     SH         SHARED-DEFINED   01       100,153  100     157,095
AMERICAN INTL GROUP I      COM       026874107  13,270    167,128     SH         SHARED-DEFINED   01        57,806   70     109,251
ANADARKO PETE CORP CO      COM       032511107   1,589     27,950     SH         SOLE                       19,785    0       8,165
ANHEU USCH COS INC         COM       035229103   1,837     40,633     SH         SOLE                          633    0      40,000
AOL TIME WARNER            COM       00184A105   5,982    186,356     SH         SOLE                       33,571    0     152,785
AT&T CORP COM              COM       001957109     333     18,365     SH         SOLE                        2,560    0      15,805
AUSTINS STEAKS & SALO      COM       052482205       8     16,666     SH         SOLE                       16,666    0           0
AUTOMATIC DATA PROCES      COM       053015103   9,662    164,036     SH         SHARED-DEFINED   01        72,652  100       91284
AVERY DENNISON CORP        COM       053611109   1,834     32,450     SH         SOLE                            0    0      32,450
AVON PRODS INC COM         COM       054303102   6,896    148,295     SH         SHARED-DEFINED   01        104085  140      44,070
BANK AMER CORP COM         COM       060505104  13,544    215,152     SH         SHARED-DEFINED   01        62,670  110     152,372
BANK NEW YORK INC          COM       064057102   3,713     91,000     SH         SOLE                            0    0      91,000
BAXTER INTL INC            COM       071813109  14,025    261,515     SH         SOLE                        38651    0     222,864
BELLSOUTH CORP             COM       079860102     747     19,574     SH         SOLE                        6,898    0       12676
BP AMOCO P L C ADR SP      COM       055622104   3,935     84,603     SH         SOLE                          308    0      84,295
BRISTOL MYERS SQUIBB       COM       110122108   1,695     33,235     SH         SOLE                        5,515    0       27720
CADBURY SCHWEPPES DEL      PFD       127207207     233      9,200     SH         SOLE                        5,800    0       3,400
CHESTER VY BANCORP IN      COM       166335109     674     47,466     SH         SOLE                         3559    0      43,907
CHEVRONTEXACO CORPORA      COM       166764100  15,542    173,441     SH         SHARED-DEFINED   01         61445   80     111,916
CHUBB CORP                 COM       171232101   2,415     35,000     SH         SOLE                            0    0      35,000
CISCO SYS INC COM          COM       17275R102   2,079    114,789     SH         SOLE                       67,459    0      47,330
CITIGROUP INC COM          COM       172967101  22,637    448,431     SH         SHARED-DEFINED   01       133,396  140     314,895
COCA COLA CO               COM       191216100     547     11,601     SH         SOLE                        3,271    0       8,330
COLGATE PALMOLIVE CO       COM       194162103   3,069     53,135     SH         SOLE                            0    0       53135
COMPAQ COMPUTER CORP       COM       204493100     950     97,341     SH         SOLE                       68,246    0      29,095
CONOCO INC COM             COM       208251504   3,203    113,163     SH         SOLE                        4,882    0     108,281
DOLLAR GEN CORP COM        COM       256669102     157     10,538     SH         SOLE                        6,913    0        3625
DOMINION RES INC VA N      COM       25746U109   4,928     82,000     SH         SOLE                            0    0      82,000
DOW CHEMICAL CORP          COM       260543103   2,706     80,098     SH         SOLE                            0    0      80,098
DUKE PWR CO                COM       264399106   6,209    158,152     SH         SOLE                       35,102    0     123,050
E M C CORP MASS COM        COM       268648102     964     71,708     SH         SOLE                       52,143    0      19,565
ECOLAB INC COM             COM       278865100   1,556     38,650     SH         SOLE                          300    0      38,350
ELECTRONIC DATA SYS C      COM       285661104   6,781     98,915     SH         SOLE                        11305    0      87,610
EMERSON ELEC CO            COM       291011104   4,950     86,696     SH         SOLE                         4125    0      82,571
EXXON MOBIL CORP COM       COM       30231G102  16,481    419,366     SH         SHARED-DEFINED   01       140,254  200     278,912
FAMILY DLR STORES INC      COM       307000109     892     29,740     SH         SOLE                       16,130    0       13610
FEDERAL HOME LN MTG C      COM       313400301   3,692     56,448     SH         SOLE                         1448    0      55,000
FEDERAL NAT MORTGAGE       COM       313586109  18,324    230,496     SH         SHARED-DEFINED   01        74,906  100     155,490
FIRSTSERVICE CORP SUB      COM       33761N109   1,329     47,460     SH         SOLE                       47,460    0           0
FLEETBOSTON FINL CORP      COM       339030108  10,683    292,674     SH         SHARED-DEFINED   01        95,039  180     197,455
GANNETT INC DEL            COM       364730101     412      6,135     SH         SOLE                          968    0       5,167
GENERAL ELEC CO            COM       369604103  19,513    486,847     SH         SHARED-DEFINED   01        148333  170     338,344
GUIDANT CORP COM           COM       401698105   2,490     50,000     SH         SOLE                            0    0      50,000
HALLIBURTON CO COM         COM       406216101     602     45,925     SH         SOLE                       32,945    0      12,980
HEWLETT PACKARD CO CO      COM       428236103     339     16,506     SH         SOLE                        1,590    0      14,916
HOME DEPOT INC COM         COM       437076102   6,329    124,073     SH         SOLE                       16,594    0     107,479
HONEYWELL INTL INC CO      COM       438516106   6,988    206,620     SH         SOLE                        5,370    0     201,250
HOUSEHOLD INTL INC CO      COM       441815107   1,625     28,041     SH         SOLE                           47    0       27994
I B M                      COM       459200101  20,530    169,722     SH         SHARED-DEFINED   01        51,150   50     118,522
ILLINOIS TOOL WKS INC      COM       452308109   7,976    117,786     SH         SHARED-DEFINED   01        77,980  100       39706
INTEL CORP COM             COM       458140100  14,993    476,715     SH         SHARED-DEFINED   01       178,320  200     298,195
INTERPUBLIC GROUP COS      COM       460690100     979     33,125     SH         SOLE                        6,630    0      26,495
J P MORGAN CHASE & CO      COM       46625H100   6,215    170,972     SH         SHARED-DEFINED   01       113,292  180       57500
JOHN HANCOCK INVT TR       MF        47803P302     386     19,434     SH         SOLE                       19,434    0           0
JOHNSON & JOHNSON          COM       478160104  19,266    325,995     SH         SHARED-DEFINED   01       115,027  120      210848
KIMBERLY CLARK CORP C      COM       494368103   8,095    135,372     SH         SHARED-DEFINED   01        89,097  100       46175
KRAFT FOODS INC CL A       COM       50075N104   6,294    184,940     SH         SHARED-DEFINED   01        88,295  170      96,475
LINCOLN NATL CORP COM      COM       534187109   2,603     53,600     SH         SOLE                        2,600    0      51,000
LOWES COS INC COM          COM       548661107  13,617    293,400     SH         SHARED-DEFINED   01        165550  150     127,700
LUCENT TECHNOLOGIES I      COM       549463107     191     30,366     SH         SOLE                        6,979    0       23387
MCGRAW-HILL COMPANIES      COM       580645109   3,967     65,050     SH         SOLE                        2,130    0      62,920
MEDTRONIC INC COM          COM       585055106  10,767    210,262     SH         SHARED-DEFINED   01       118,105  110      92,047
MERCK & CO INC             COM       589331107   7,601    129,270     SH         SHARED-DEFINED   01        71,365  100      57,805
MERRILL LYNCH & CO IN      COM       590188108   2,534     48,613     SH         SHARED-DEFINED   01        35,501  100      13,012
MICROSOFT CORP COM         COM       594918104   6,623     99,971     SH         SOLE                        7,681    0      92,290
MINNESOTA MNG & MFG C      COM       604059105     285      2,408     SH         SOLE                          525    0       1,883
MOLEX INC COM              COM       608554101     742     23,974     SH         SOLE                        1,905    0       22069
MORGAN STANLEY DEAN W      COM       617446448  10,728    191,780     SH         SHARED-DEFINED   01        60,080  110     131,590
MOTOROLA INC COM           COM       620076109   1,355     90,200     SH         SOLE                            0    0      90,200
NOKIA CORP ADR SPONSO      COM       654902204   7,451    303,734     SH         SHARED-DEFINED   01       210,017  220      93,497
NORTEL NETWORKS CORP       COM       656568102   1,665    223,200     SH         SOLE                      153,540    0       69660
ORACLE SYS CORP            COM       68389X105   4,389    317,795     SH         SOLE                       88,860    0      228935
ORASURE TECHNOLOGIES       COM       68554V108     949     78,100     SH         SOLE                       78,100    0           0
PEPSICO INC                COM       713448108  14,260    292,865     SH         SHARED-DEFINED   01       128,412  140     164,313
PFIZER INC                 COM       717081103     908     22,777     SH         SOLE                       10,186    0      12,591
PHILIP MORRIS COS INS      COM       718154107   5,966    130,125     SH         SOLE                          825    0      129300
PNC FINANCIAL CORP         COM       693475105   7,277    129,477     SH         SHARED-DEFINED   01        80,029  120      49,328
PROCTER & GAMBLE COMP      COM       742718109   5,198     65,691     SH         SOLE                        2,972    0       62719
QUESTAR CORP COM           COM       748356102   6,793    271,165     SH         SHARED-DEFINED   01       145,485  300      125380
ROHM & HAAS CO COM         COM       775371107   9,887    285,505     SH         SHARED-DEFINED   01       103,530  160     181,815
ROYAL DUTCH PETE CO N      COM       780257804     251      5,115     SH         SOLE                        2,435    0       2,680
SBC COMMUNICATIONS IN      COM       78387G103  15,164    387,131     SH         SHARED-DEFINED   01       181,337  200     205,594
SUN MICROSYSTEMS INC       COM       866810104   1,632    132,676     SH         SOLE                       95,201    0      37,475
SYSCO CORP COM             COM       871829107   5,984    228,217     SH         SOLE                       60,630    0     167,587
TARGET CORP COM            COM       8.76E+110   5,902    143,787     SH         SOLE                         9777    0     134,010
TEXAS INSTRS INC COM       COM       882508104   1,437     51,320     SH         SOLE                       36,660    0      14,660
TYCO INTL LTD NEW COM      COM       902124106   9,611    163,180     SH         SOLE                       28,445    0     134,735
U S BANCORP                COM       902973304     555     26,517     SH         SOLE                         1011    0      25,506
UNITED TECHNOLOGIES C      COM       913017109   1,187     18,366     SH         SOLE                        18366    0           0
VERIZON COMMUNICATION      COM       92343V104   9,968    210,027     SH         SOLE                       32,521    0     177,506
WACHOVIA GROUP COM         COM       929903102   1,593     50,795     SH         SOLE                       19,374    0      31,421
WAL MART STORES INC        COM       931142103   1,580     27,446     SH         SOLE                       10,569    0      16,877
WELLS FARGO & CO NEW       COM       949746101  12,844    295,479     SH         SHARED-DEFINED   01       120,936  160      174383
WILEY JOHN & SONS INC      COM       968223206     310     13,440     SH         SOLE                            0    0       13440
WILMINGTON TR CORP CO      COM       971807102     327      5,160     SH         SOLE                            0    0       5,160
WORLDCOM INC GA NEW C      COM       98157D106   1,138     80,827     SH         SOLE                       57,362    0      23,465
XCEL ENERGY INC COM        COM       98389B100   6,158    222,003     SH         SHARED-DEFINED   01       110,383  250     111,370
XO COMMUNICATIONS INC      COM       983764101      44    489,639     SH         SOLE                      489,639    0           0